Related Parties - Summary of Interest Income from Related Parties and Interest Expense to Related Parties (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Interest income from related parties	₺ 3,102,840	₺ 1,546,061	₺ 1,164,473
Interest expense to related parties	1,095,006	729,990	84,649
Turkiye Vakiflar Bankasi TAO
Disclosure of transactions between related parties [line items]
Interest income from related parties	2,133,828	826,154	329,828
Interest expense to related parties	644,316	513,716	55,342
Ziraat Bankasi
Disclosure of transactions between related parties [line items]
Interest income from related parties	336,470	350,073	304,760
Interest expense to related parties	160,954	111,093	16,439
Halk Varlik Kiralama AS
Disclosure of transactions between related parties [line items]
Interest expense to related parties	266,383	99,502	12,408
Turkiye Halk Bankasi A.S.
Disclosure of transactions between related parties [line items]
Interest income from related parties	490,640	310,027	521,864
Interest expense to related parties	14,390	3,835
Ziraat Katilim Bankasi A.S.
Disclosure of transactions between related parties [line items]
Interest income from related parties	141,612	59,725	1,112
Interest expense to related parties	5,699	885	102
Other
Disclosure of transactions between related parties [line items]
Interest income from related parties	290	82	6,909
Interest expense to related parties	₺ 3,264	₺ 959	₺ 358